Business and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SG&A	Dec. 31, 2011 SG&A	Dec. 31, 2010 SG&A	Mar. 18, 2013 Stock Split	Feb. 08, 2013 Changed Exchange Rate	Mar. 31, 2013 Pre Tax	Dec. 31, 2010 Venezuela Operations	Dec. 31, 2012 Venezuela Operations	Dec. 31, 2010 Venezuela Operations SG&A
Supplementary Information [Line Items]
Stock split additional shares issuable							One additional share of common stock for every two shares of common stock.
Stock split conversion ratio							1.5
Common stock, par value	$ 0.01	$ 0.01					$ 0.01
Stock-based compensation costs	$ 67.1	$ 23.8	$ 24.3
Interest income	6.7	7.2	4.9
Foreign currency transaction gains/(losses)	1.9	(11.1)	8.7
Official exchange rate of foreign currency (per U.S. dollar) for remeasuring company's consolidated financial statements											4.30
Bolivar exchange rate for imported non-essential goods (per U.S. dollar)										4.30
Venezuela devaluation charges										14.0
Venezuela hyperinflationary charges												56.6
Official exchange rate of foreign currency remeasured (per U.S. dollar)								6.30
Venezuela devaluation charges									27
Concentrations of credit risk, percentage of sales to single customer	20.00%	20.00%	21.00%
Advertising cost				$ 156	$ 143	$ 129